[PIC LOGO] P-I-C
           INSTITUTIONAL
           -------------------------
                SMALL CAP FUND
           GROWTH FUND-BALANCED FUND
           -------------------------


Annual Report
October 31, 1996

[PIC LOGO] P-I-C                             MESSAGE TO SHAREHOLDERS
           INSTITUTIONAL
           -------------------------
                SMALL CAP FUND
           GROWTH FUND-BALANCED FUND
           -------------------------

--------------------------------------------------------------------------------

THE FOLLOWING IS AN INTERVIEW WITH THE MEMBERS OF THE INVESTMENT TEAM AT PROVIDENT INVESTMENT COUNSEL.

QUESTION: How did the P-I-C Institutional Balanced Fund perform relative to the overall markets during the fiscal year ended October 31, 1996 as well as during 1996 through October 31?

ANSWER: The Lipper Balanced Fund Index, a group of several hundred balanced mutual funds, rose 14.49% for the fiscal year and 9.32% from January 1, 1996 through October 31, while the Fund's total returns were 11.96% and 13.90% in the same periods.

QUESTION: What are some of the factors that have caused volatility in the bond market in 1996?

ANSWER: By way of background, we discussed in our Semi-Annual Report how the year began with a very positive environment for the bond market because of prospects for a slowly weakening economy. As we moved further along during the year, the economy showed some signs of strength, causing volatility in the bond market as investors feared inflationary pressures were growing. These fears led to concerns that the Federal Reserve would be forced to raise interest rates if further signs of strength were confirmed. However, although many of America's fastest growing companies continued to post strong earnings results, the growth of the economy as a whole showed signs of continued slowing in the third quarter. This was confirmed with the release of the third quarter GDP growth number of 2%.

QUESTION: Has the allocation between bonds and equities in the Balanced Fund changed much during the year?

ANSWER: For the most part, the Fund has maintained an allocation of 70% of its assets in equities and 30% in senior fixed income securities and cash equivalents, in keeping with the Fund's objectives. We expect to maintain this allocation, given our outlook for 1997 which includes relatively little change upward or downward in the growth of the economy.

QUESTION: How did the P-I-C Institutional Growth Fund perform relative to the overall markets during the fiscal year ended October 31, 1996 as well as during 1996 through October 31?

[PIC LOGO] P-I-C                             MESSAGE TO SHAREHOLDERS
           INSTITUTIONAL
           -------------------------
                SMALL CAP FUND
           GROWTH FUND-BALANCED FUND
           -------------------------

--------------------------------------------------------------------------------

ANSWER: The Standard & Poor's 500 Stock Index, a broad measure of the market's overall performance, rose 24.09% for the fiscal year and 16.63% for the calendar year to date, while the Fund's total returns were 14.04% and 18.61%. The Lipper Growth Fund Index, a database of several hundred growth oriented mutual funds, rose 16.94% and 12.63% in the same periods.

QUESTION: Both the broad stock market and the Fund have continued to advance in a meaningful way in 1996. What are some of the factors contributing to this rise?

ANSWER: The combination of continued strong earnings reports in a broad range of sectors, moderate levels of inflation and record inflows of new investment in equity mutual funds has moved the market to higher levels. Currently, a majority of the new cash flow into the equity markets is gravitating towards large capitalization, "blue chip" companies.

QUESTION: What sectors have helped the Growth Fund outperform the broad market in 1996?

ANSWER: The technology sector has been strong through 1996, with market leaders such as Microsoft, Oracle and Computer Associates leading the way. The financial services sector has also been consistently strong throughout the year, led by credit card companies such as First USA and MBNA, and more recently by mortgage industry leaders MGIC Investment Corporation and the Federal Home Loan Mortgage Corporation. The Fund has also been helped along the way by consumer services companies such as Hospitality Franchise System and CUC International, along with Circus Circus and Mirage Resorts.

QUESTION: What are some of the companies that have been added to the Growth Fund since the last report in April?

ANSWER: In the technology sector, the Fund has added Lucent Technologies, a spin-off of AT&T's equipment-making operations, and Ascend Communications, a developer of wide area network communications products. The Fund has also added several retail concerns, such as Price/Costco, Walgreen's discount drug stores, CVS Corporation -- also a retail chain operation, and Safeway Food Stores, which is in the process of acquiring Von's Stores, another large retail food chain in California. Other recent purchases include Nike Inc. and the oil refining and services companies, Schlumberger and Tosco.

[PIC LOGO] P-I-C                             MESSAGE TO SHAREHOLDERS
           INSTITUTIONAL
           -------------------------
                SMALL CAP FUND
           GROWTH FUND-BALANCED FUND
           -------------------------

--------------------------------------------------------------------------------

QUESTION: How did the P-I-C Institutional Small Cap. Fund perform relative to the overall markets during the fiscal year ended October 31, 1996 as well as during 1996 through October 31?

ANSWER: The Standard & Poor's 500 Stock Index, a broad measure of the market's overall performance, rose 24.09% for the fiscal year and 16.63% for the calendar year to date. The Small Cap. Fund did not commence operations until June 28, 1996, but it invests exclusively in the P-I-C Small Cap. Portfolio, which has been operating since September 30, 1993. If the Small Cap. Fund had been in existence, its total returns, based on the returns of the P-I-C Small Cap. Portfolio, would have been 23.34% and 16.96%. (From June 28, 1996, the date the Small Cap. Fund began operations, until October 31, 1996, the actual total return of the Small Cap. Fund was -5.20%.)

The Russell 2000 Growth Index, a broad measure of smaller capitalization growth stocks, rose 13.33% and 6.12% for those periods.

QUESTION: What has fueled the Small Cap. Fund's positive performance over the last 12 months?

ANSWER: In addition to the strong earnings reports and lack of inflationary pressure, which have been forces behind the broad market performance, there have been record inflows of cash into equity mutual funds, especially those with a small stock orientation.

QUESTION: What sectors have helped the Small Cap. Fund's performance during the last 12 months?

ANSWER: The technology, healthcare/medical and financial sectors have been the best performing for the Fund during the last year. The research process at PIC is bottom-up, and we do not have any predetermined investment guidelines for industry or sector weightings in the Fund. The percentages allocated to these areas are simply the result of this stock selection approach.

QUESTION: Have there been any significant changes in the Fund's exposure to certain sectors?

ANSWER: Again, as a result of our stock selection approach we have seen some changes over the year including a reduction in the Fund's exposure to the technology area and a modestly increased exposure to the consumer non-durable and industrial areas.

[PIC LOGO] P-I-C                             MESSAGE TO SHAREHOLDERS
           INSTITUTIONAL
           -------------------------
                SMALL CAP FUND
           GROWTH FUND-BALANCED FUND
           -------------------------

--------------------------------------------------------------------------------

QUESTION: What is the outlook for all three Funds in 1997?

ANSWER: We are generally optimistic for the year, because we expect 1997 to be characterized by slower growth, low unemployment and little inflationary pressure. Under this scenario, economic growth is expected to expand at an overall rate of about 2%.

With this in mind, it is very likely that the Federal Reserve will leave monetary policy unchanged. Until we see signs that current conditions are changing, and barring some unexpected shock to the economy, we are maintaining a duration-neutral policy for the fixed income portion of the Balanced Fund.

We are optimistic about the earnings valuations of the stocks held by all three Funds, relative to their growth rates as compared to the broad market. We are looking forward to an environment in 1997 that will place a higher premium on the ability to select those companies that will continue to deliver strong sales and earnings growth in any economic or market scenario. In past periods of relatively slow economic growth, companies that have the ability to sustain high rates of growth have been rewarded. As always, our focus will be on selecting those companies that we believe will deliver consistent high rates of growth under any economic circumstances.

[PIC LOGO] P-I-C                             MESSAGE TO SHAREHOLDERS
           INSTITUTIONAL
           -------------------------
                SMALL CAP FUND
           GROWTH FUND-BALANCED FUND
           -------------------------

--------------------------------------------------------------------------------


P-I-C BALANCED PORTFOLIO (EQUITY HOLDINGS) VS. S&P 500*
-----------------------------------------------------------------------------------------------------------------
                         3-YEAR SALES   3-YEAR EARNINGS   3-YEAR DIVIDEND   PRETAX     RETURN ON   REINVEST. RATE
                            GROWTH         PER SHARE         PER SHARE      MARGIN      EQUITY
                                            GROWTH            GROWTH
-----------------------------------------------------------------------------------------------------------------

P-I-C (equity holdings)      23.7%           31.1%             17.1%         17.5%       22.4%           20.3%
S&P 500                       5.6%           16.3%              4.2%          9.3%       18.7%           10.8%

-----------------------------------------------------------------------------------------------------------------

                                                                                                  *As of 10/31/96

P-I-C GROWTH PORTFOLIO VS. S&P 500*
-----------------------------------------------------------------------------------------------------------------
                         3-YEAR SALES   3-YEAR EARNINGS   3-YEAR DIVIDEND   PRETAX     RETURN ON   REINVEST. RATE
                            GROWTH         PER SHARE         PER SHARE      MARGIN      EQUITY
                                            GROWTH            GROWTH
-----------------------------------------------------------------------------------------------------------------

P-I-C (equity holdings)      23.7%           31.1%             17.1%         17.5%       22.4%         20.3%
S&P 500                       5.6%           16.3%              4.2%          9.3%       18.7%         10.8%

-----------------------------------------------------------------------------------------------------------------

                                                                                                  *As of 10/31/96

[PIC LOGO] P-I-C                             MESSAGE TO SHAREHOLDERS
           INSTITUTIONAL
           -------------------------
                SMALL CAP FUND
           GROWTH FUND-BALANCED FUND
           -------------------------

--------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN P-I-C
           INSTITUTIONAL BALANCED FUND, THE S&P 500 STOCK INDEX AND A
              COMPOSITE OF THE S&P 500 STOCK INDEX AND THE LEHMAN
                        GOVERNMENT/CORPORATE BOND INDEX

--------------------------------------------------------------------------------
               P-I-C Institutional Balanced Fund       S&P 500        Composite
--------------------------------------------------------------------------------
07/92                       $10,000                    $10,000         $10,000
10/92                       $10,820                    $10,300         $10,500
04/93                       $10,785                    $11,300         $11,000
10/93                       $11,697                    $11,900         $11,400
04/94                       $10,996                    $11,600         $11,000
10/94                       $11,606                    $12,400         $11,600
04/95                       $11,697                    $13,600         $12,700
10/95                       $13,851                    $15,600         $14,400
04/96                       $14,371                    $17,800         $15,400
10/96                       $15,507                    $19,400         $16,700
--------------------------------------------------------------------------------

One year                  11.96%
Since inception           10.51%



          COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN P-I-C
             INSTITUTIONAL GROWTH FUND AND THE S&P 500 STOCK INDEX.


--------------------------------------------------------------------------------
               P-I-C Institutional Growth Fund         S&P 500
--------------------------------------------------------------------------------
07/92                    $10,000                       $10,000
10/92                    $10,810                       $10,300
04/93                    $10,349                       $11,300
10/93                    $11,610                       $11,900
04/94                    $10,950                       $11,600
10/94                    $11,710                       $12,400
04/95                    $11,710                       $13,600
10/95                    $14,263                       $15,600
04/96                    $14,883                       $17,800
10/96                    $16,265                       $19,400
--------------------------------------------------------------------------------


One year                  14.04%
Since inception           11.71%

[PIC LOGO] P-I-C                             MESSAGE TO SHAREHOLDERS
           INSTITUTIONAL
           -------------------------
                SMALL CAP FUND
           GROWTH FUND-BALANCED FUND
           -------------------------

--------------------------------------------------------------------------------
P-I-C SMALL CAP. PORTFOLIO VS. RUSSELL 2000 GROWTH*

---------------------------------------------------------------------------------------------------
                         3-YEAR SALES   3-YEAR EARNINGS       PRETAX     RETURN ON   REINVEST. RATE
                            GROWTH         PER SHARE          MARGIN      EQUITY
                                            GROWTH
---------------------------------------------------------------------------------------------------
P-I-C                        38.7%           39.1%             16.4%      23.0%          22.6%
RUSSELL 2000 GROWTH          27.9%           30.7%             13.9%      18.5%          16.9%
---------------------------------------------------------------------------------------------------


Performance results reflect the total returns of the P-I-C Small Cap Growth Fund (included in another report) managed by Provident Investment Council prior to the effective date of the Fund's registration statement, which was 6/28/96. P-I-C Small Cap Growth Fund returns are restated to reflect all fees and expenses applicable to the P-I-C Institutional Small Cap Fund.


          COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN P-I-C INSTITUTIONAL SMALL CAP. FUND AND THE RUSSELL 2000 GROWTH INDEX.

--------------------------------------------------------------------------------
               P-I-C Institutional Small Cap. Fund         S&P 500
--------------------------------------------------------------------------------
10/01/93                      $10,000                      $10,000
04/94                         $ 9,450                      $ 9,900
10/94                         $10,010                      $10,200
04/95                         $10,435                      $10,700
10/95                         $14,435                      $12,300
04/96                         $18,609                      $14,900
10/96                         $18,700                      $13,900
--------------------------------------------------------------------------------

One Year                24.08%
Since inception         21.09%

[PIC LOGO] P-I-C                             STATEMENT OF ASSETS AND LIABILITIES
           INSTITUTIONAL                     AS OF OCTOBER 31, 1996
           -------------------------
                SMALL CAP FUND
           GROWTH FUND-BALANCED FUND
           -------------------------



BALANCED - FUND
================================================================================
ASSETS
--------------------------------------------------------------------------------
Investment in P-I-C Balanced Portfolio, at value          $12,868,303
Receivables:
      From Provident Investment Counsel (Note 3)               15,702
      Fund shares sold                                            584
      For investments sold in P-I-C
        Balanced Portfolio                                      2,017
Deferred organization costs                                     4,576
--------------------------------------------------------------------------------
Total assets                                               12,891,182
================================================================================
LIABILITIES
--------------------------------------------------------------------------------
Payables:
      Fund shares redeemed                                      2,017
      For investments purchased in P-I-C
        Balanced Portfolio                                        584
Deferred Trustees' compensation (Note 3)                        5,405
Accrued expenses                                               14,972
--------------------------------------------------------------------------------
Total liabilities                                              22,978
================================================================================
NET ASSETS
--------------------------------------------------------------------------------
Applicable to 924,780 shares of beneficial interest
      outstanding                                         $12,868,204
================================================================================
NET ASSET VALUE PER SHARE                                 $     13.91
--------------------------------------------------------------------------------
================================================================================
SOURCE OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                           $ 9,405,969
Undistributed net investment income                            10,589
Accumulated net realized gain on investments                  943,127
Net unrealized appreciation on investments                  2,508,519
================================================================================
NET ASSETS                                                $12,868,204
--------------------------------------------------------------------------------


See Notes to Financial Statements.

[PIC LOGO] P-I-C                             STATEMENT OF OPERATIONS
           INSTITUTIONAL                     Year ended October 31, 1996
           -------------------------
                SMALL CAP FUND
           GROWTH FUND-BALANCED FUND
           -------------------------


BALANCED -  FUND
================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Net investment income from Portfolio                  $   161,042
================================================================================
Expenses:
--------------------------------------------------------------------------------
      Administration fees (Note 3)                         39,822
      Trustees' fees                                       12,499
      Auditing fee                                         11,001
      Legal fee                                               673
      Transfer agent's fee                                 12,202
      Custody and accounting services fee                   6,000
      Report to shareholders                                4,001
      Registration fees                                     9,000
      Amortization of organization costs                    9,999
      Miscellaneous                                         9,138
--------------------------------------------------------------------------------
      Total expenses                                      114,335
      Less, reimbursement/waiver by Provident
            Investment Counsel, Inc. (Note 3)             (83,307)
--------------------------------------------------------------------------------
      Net expenses                                         31,028

================================================================================
Net investment income                                     130,014
--------------------------------------------------------------------------------

================================================================================
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
--------------------------------------------------------------------------------
      Net realized gain on investments                    955,355
      Change in net unrealized appreciation
            on investments                                375,579
--------------------------------------------------------------------------------
Net gain on investments                                 1,330,934

================================================================================
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                       $ 1,460,948
--------------------------------------------------------------------------------


See Notes to Financial Statements.

[PIC LOGO] P-I-C                              STATEMENT OF CHANGES IN NET ASSETS
           INSTITUTIONAL
           -------------------------
                SMALL CAP FUND
           GROWTH FUND-BALANCED FUND
           -------------------------

BALANCED - FUND
=====================================================================================
INCREASE IN NET ASSETS
-------------------------------------------------------------------------------------
                                                       Year                Year
                                                      ended                ended
From operations:                                 October 31, 1996    October 31, 1995
-------------------------------------------------------------------------------------
      Net investment income                          $    130,014        $    169,929
      Net realized gain on investments                    955,355           1,041,048
      Change in net unrealized appreciation
            on investments                                375,579           1,491,368
      Net increase in net assets resulting
            from operations                             1,460,948           2,702,345
=====================================================================================
Dividends:
      From net investment income                         (130,077)           (168,227)
      From net realized gains                            (595,121)                 (0)
-------------------------------------------------------------------------------------
      Total dividends                                    (725,198)           (168,227)
=====================================================================================
Transactions in shares of beneficial interest:
      Purchases of 66,463 and 674,528
            shares, respectively                          853,581           7,543,312
      Value of 58,018 and 13,617 shares
            issued in payment of dividends,
            respectively                                  717,579             160,830
      Redemptions of 147,233 and 554,383
            shares, respectively                       (1,983,749)         (6,843,102)
-------------------------------------------------------------------------------------
      Net increase in net assets resulting
            from share transactions                      (412,589)            861,040
=====================================================================================
Total increase in net assets                              323,161           3,395,158
=====================================================================================
NET ASSETS:
-------------------------------------------------------------------------------------
Beginning of year                                      12,545,043           9,149,885
-------------------------------------------------------------------------------------
End of year                                          $ 12,868,204        $ 12,545,043
-------------------------------------------------------------------------------------


See Notes to Financial Statements.

[PIC LOGO] P-I-C                                          FINANCIAL HIGHLIGHTS
           INSTITUTIONAL
           -------------------------
                SMALL CAP FUND
           GROWTH FUND-BALANCED FUND
           -------------------------

BALANCED - FUND
==============================================================================================================
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------
                                      Year           Year            Year            Year       June 11, 1992*
                                     ended          ended           ended           ended          through
                                 Oct. 31, 1996  Oct. 31, 1995   Oct. 31, 1994   Oct. 31, 1993   Oct. 31, 1992
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning
   of period                         $   13.24    $   11.24      $   11.48       $   10.82       $   10.00
Income from investment operations:
   Net investment income                   .14          .15            .15             .18             .04
   Net realized and unrealized
      gain (loss) on investments          1.34         2.00           (.24)            .69             .78
--------------------------------------------------------------------------------------------------------------
Total from investment operations          1.48         2.15           (.09)            .87             .82
--------------------------------------------------------------------------------------------------------------
Less:
   Dividends from net investment
      income                              (.14)        (.15)          (.15)           (.21)            .00
   Dividends from net realized
      gains                               (.67)         .00            .00             .00             .00
--------------------------------------------------------------------------------------------------------------
Total dividends                           (.81)        (.15)          (.15)           (.21)            .00
--------------------------------------------------------------------------------------------------------------
Change in net asset value                  .67         2.00           (.24)            .66             .82
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $   13.91    $   13.24      $   11.24       $   11.48       $   10.82

==============================================================================================================
Total return                             11.96%       19.35%          (.78%)          8.10%          21.14%++
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (millions) $   12.9     $   12.5       $    9.1        $    6.7        $    1.2
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:+**
   Expenses                               1.05%        1.05%          1.05%           1.05%           1.05%++
   Net investment income                  1.05%        1.32%          1.37%           1.79%           2.60%++
--------------------------------------------------------------------------------------------------------------

*Commencement of operations.

+Net of expense reimbursements.

**Includes the Fund's share of expenses, net of fee waivers and expense reimbursements, allocated from P-I-C Balanced Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and PUIUC Balanced Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.72%, 2.32%, 2.87%, 7.44% and 43.11%, respectively.

++Annualized.


See Notes to Financial Statements.

P-I-C             STATEMENT OF NET ASSETS
BALANCED          as of October 31, 1996
PORTFOLIO


===================================================================================
                                                                      Percentage of
EQUITY SECURITIES - 72.1%                         Shares      Value     Net Assets
-----------------------------------------------------------------------------------
APPAREL AND SHOES - 0.9%
Nike, Inc.                                         2,000     $117,750       0.9%
===================================================================================
BIOTECHNOLOGY - 1.4%
-----------------------------------------------------------------------------------
Amgen, Inc.*                                       3,000      183,937       1.4%
===================================================================================
BUSINESS SERVICES - 1.4%
-----------------------------------------------------------------------------------
Accustaff, Inc.*                                   2,100       56,175       0.4%
Alco Standard Corp.                                  700       32,463       0.3%
Danka Business System, Plc,
   Sponsored ADR                                   2,300       91,137       0.7%
         Total Business Services                              179,775
===================================================================================
BUILDING PRODUCTS - 0.4%
-----------------------------------------------------------------------------------
Home Depot, Inc.                                     900       49,275       0.4%
===================================================================================
BUSINESS INFORMATION SERVICES - 2.0%
-----------------------------------------------------------------------------------
Automatic Data Processing, Inc.                    1,000       41,625       0.3%
Ceridian Corp.*                                    1,800       89,325       0.7%
Paychex, Inc.                                      2,150      122,550       1.0%
         Total Business Information Services                  253,500
===================================================================================
CHEMICALS - 0.8%
-----------------------------------------------------------------------------------
Monsanto Company                                   2,700      106,987       0.8%
===================================================================================
COMPUTER SERVICES - 2.5%
-----------------------------------------------------------------------------------
Computer Sciences Corp.*                           2,000      148,500       1.1%
Electronic Data Systems Corp.                      1,700       76,500       0.6%
Shared Medical Systems Corp.                         500       24,125       0.2%
Sungard Data Systems, Inc.*                        1,800       76,950       0.6%
-----------------------------------------------------------------------------------
         Total Computer Services                              326,075

P-I-C          STATEMENT OF NET ASSETS
BALANCED       as of October 31, 1996
PORTFOLIO


================================================================================
                                                                 Percentage of
EQUITY SECURITIES - CONTINUED                Shares      Value     Net Assets
--------------------------------------------------------------------------------
COMPUTER SOFTWARE - 7.2%
--------------------------------------------------------------------------------
Computer Associates International, Inc.       4,375     $258,672       2.0%
Microsoft Corp.*                              3,434      471,317       3.7%
Oracle Systems Corp.*                         4,750      200,984       1.5%
--------------------------------------------------------------------------------
         Total Computer Software                         930,973
================================================================================
CONSTRUCTION - 0.3%
--------------------------------------------------------------------------------
Flour Corp.                                     600       39,300       0.3%
================================================================================
COSMETICS AND SOAP - 1.9%
--------------------------------------------------------------------------------
Estee Lauder Companies, Class A                 500       21,500       0.2%
The Gillette Company                          2,900      216,775       1.7%
--------------------------------------------------------------------------------
         Total Cosmetics and Soap                        238,275
================================================================================
CREDIT AND FINANCE - 3.9%
--------------------------------------------------------------------------------
Associate First Capital Corp.                 2,100       91,087       0.7%
First USA, Inc.                               2,300      132,250       1.0%
MBNA Corp.                                    7,310      275,953       2.2%
--------------------------------------------------------------------------------
         Total Credit and Finance                        499,290
================================================================================
DISCOUNT STORES - 0.7%
--------------------------------------------------------------------------------
Price Costco, Inc.*                           4,600       91,425       0.7%
================================================================================
DIVERSIFIED - 2.0%
--------------------------------------------------------------------------------
American Standard Company, Inc.*                600       22,575       0.2%
Thermo Electron Corp.*                        2,800      102,200       0.8%
Tyco International Ltd.                       2,600      129,025       1.0%
--------------------------------------------------------------------------------
         Total Diversified                               253,800

P-I-C          STATEMENT OF NET ASSETS
BALANCED       as of October 31, 1996
PORTFOLIO

================================================================================
                                                                 Percentage of
EQUITY SECURITIES - CONTINUED                Shares      Value     Net Assets
--------------------------------------------------------------------------------
DRUGS - 6.4%
--------------------------------------------------------------------------------
Elan Corp. PLC, ADR*                            2,800     $ 77,700       0.6%
Eli Lilly & Company                             1,900      133,950       1.0%
Merck & Co., Inc.                               2,400      177,900       1.4%
Pfizer, Inc.                                    5,200      430,300       3.4%
--------------------------------------------------------------------------------
         Total Drugs                                       819,850
================================================================================
ELECTRIC COMPONENTS/SEMICONDUCTORS - 0.6%
--------------------------------------------------------------------------------
Analog Devices, Inc.*                           2,850       74,100       0.6%
================================================================================
ENERGY - 0.2%
--------------------------------------------------------------------------------
AES Corp.*                                        700       30,712       0.2%
================================================================================
ENTERTAINMENT - 5.5%
--------------------------------------------------------------------------------
Asia Satellite Telecommunication,
   Sponsored ADR*                                 500       13,375       0.1%
British Sky Broadcasting Group Plc,
   Sponsored ADR                                3,400      190,825       1.5%
Hospitality Franchise System, Inc.*             4,900      358,925       2.8%
Walt Disney Company                             2,254      148,482       1.1%
--------------------------------------------------------------------------------
         Total Entertainment                               711,607
================================================================================
FINANCIAL SERVICES - 3.0%
--------------------------------------------------------------------------------
First Data Corp.                                4,866      388,064       3.0%
================================================================================
FUNERAL SERVICES - 0.7%
--------------------------------------------------------------------------------
Service Corp. International                     3,000       85,500       0.7%
================================================================================
GAMING - 1.5%
--------------------------------------------------------------------------------
Circus Circus Enterprise, Inc.*                 1,900       65,550       0.5%
Mirage Resorts, Inc.*                           6,000      132,000       1.0%
--------------------------------------------------------------------------------
         Total Gaming                                      197,550

P-I-C          STATEMENT OF NET ASSETS
BALANCED       as of October 31, 1996
PORTFOLIO

================================================================================
                                                                 Percentage of
EQUITY SECURITIES - CONTINUED                Shares      Value     Net Assets
--------------------------------------------------------------------------------
HEALTH INDUSTRY SERVICES - 1.1%
--------------------------------------------------------------------------------
Healthsouth Corp.*                                 3,900     $146,250       1.1%
================================================================================
HEALTH MAINTENANCE ORGANIZATIONS - 1.4%
--------------------------------------------------------------------------------
Oxford Health Plans, Inc.*                         4,000      182,000       1.4%
--------------------------------------------------------------------------------
HOSPITALS - 0.5%
--------------------------------------------------------------------------------
Columbia/HCA Healthcare                            1,650       58,987       0.5%
================================================================================
INSURANCE - 2.2%
--------------------------------------------------------------------------------
American International Group, Inc.                 1,500      162,937       1.3%
MGIC Investment Corp.                              1,700      116,662       0.9%
--------------------------------------------------------------------------------
         Total Insurance                                      279,599
================================================================================
MEDICAL INSTRUMENTS - 3.0%
--------------------------------------------------------------------------------
Boston Scientific Corp.*                           2,100      114,187       0.9%
Medtronic, Inc.                                    4,300      276,813       2.1%
--------------------------------------------------------------------------------
         Total Medical Instruments                            391,000
================================================================================
MEDICAL SERVICES - 1.0%
--------------------------------------------------------------------------------
Cardinal Health, Inc.                              1,700      133,450       1.0%
================================================================================
MORTGAGE AND RELATED SERVICES - 4.2%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                   1,200      121,200       1.0%
Federal National Mortgage
   Association                                    10,560      413,160       3.2%
--------------------------------------------------------------------------------
         Total Mortgage and Related Services                  534,360
================================================================================
NATURAL GAS PRODUCTS AND PIPELINES - 0.6%
--------------------------------------------------------------------------------
Enron Corp.                                        1,640       76,260       0.6%

P-I-C          STATEMENT OF NET ASSETS
BALANCED       as of October 31, 1996
PORTFOLIO

================================================================================
                                                                 Percentage of
EQUITY SECURITIES - CONTINUED                Shares      Value     Net Assets
--------------------------------------------------------------------------------
NETWORKING - 1.9%
--------------------------------------------------------------------------------
Cisco Systems*                                3,900     $241,313       1.9%
================================================================================
OFFICE EQUIPMENT/SUPPLIES - 0.8%
--------------------------------------------------------------------------------
Staples, Inc.*                                5,800      108,025       0.8%
================================================================================
OIL & GAS PRODUCTION - 0.4%
--------------------------------------------------------------------------------
Tosco Corp.                                   1,000       56,125       0.4%
================================================================================
OIL FIELD SERVICES - 0.8%
--------------------------------------------------------------------------------
Schlumberger Ltd.                             1,000       99,125       0.8%
================================================================================
POLLUTION CONTROL - 0.8%
--------------------------------------------------------------------------------
Republic Industries, Inc.*                    3,500      108,938       0.8%
================================================================================
SPECIALTY CHAINS - 1.9%
--------------------------------------------------------------------------------
CUC International, Inc.*                      5,100      124,950       1.0%
Kohls Corp.*                                  2,300       82,800       0.6%
Walgreen Co.                                  1,000       37,750       0.3%
--------------------------------------------------------------------------------
         Total Specialty Chains                          245,500
================================================================================
SUPERMARKETS - 0.8%
--------------------------------------------------------------------------------
Safeway, Inc.*                                2,300       98,613       0.8%
================================================================================
TELEPHONE COMMUNICATIONS - 4.8%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc.*                 1,200       82,050       0.6%
Andrew Corp.*                                 1,350       65,813       0.5%
L.M. Ericsson Telephone Co., ADR             10,900      301,113       2.4%
Lucent Technologies, Inc.                     3,500      164,500       1.3%
--------------------------------------------------------------------------------
         Total Telephone Communications                  613,476

P-I-C          STATEMENT OF NET ASSETS
BALANCED       as of October 31, 1996
PORTFOLIO


================================================================================
                                                                 Percentage of
EQUITY SECURITIES - CONTINUED                Shares      Value     Net Assets
--------------------------------------------------------------------------------
TELEPHONE - 1.5%
--------------------------------------------------------------------------------
Frontier Corp.                                  2,900      $  84,100        0.7%
Worldcom, Inc.*                                 4,400        107,250        0.8%
--------------------------------------------------------------------------------
         Total Telephone                                     191,350
================================================================================
TEXTILES AND SHOES - 1.1%
--------------------------------------------------------------------------------
Gucci Group N.V.                                  600         41,400        0.3%
Tommy Hilfiger Corp.*                           1,900         98,800        0.8%
--------------------------------------------------------------------------------
         Total Textiles and Shoes                            140,200
--------------------------------------------------------------------------------
         Total Equity Securities (Cost $6,770,592)         9,282,316       72.1%
================================================================================
FIXED INCOME SECURITIES - 24.0%
--------------------------------------------------------------------------------
CORPORATE BONDS - 5.6%
--------------------------------------------------------------------------------
Ford Motor Credit Corp.,
   7.250%, 5/15/1999                        $ 175,000        179,375        1.4%
Hertz Corp., 6.000%, 1/15/2003                200,000        193,500        1.5%
Household Bank, 6.500%, 7/15/2003             175,000        173,906        1.3%
International Lease Finance,
   6.125%, 11/1/1999                          175,000        174,344        1.4%
--------------------------------------------------------------------------------
         Total Corporate Bonds (Cost $732,083)               721,125   5.6%
================================================================================
U.S. TREASURY OBLIGATIONS - 18.4%
--------------------------------------------------------------------------------
U.S. Treasury Bond,
   10.375%, 11/15/2012                        500,000        648,610        5.0%
U.S. Treasury Bond,
   9.875%, 11/15/2015                         275,000        368,868        2.9%
U.S. Treasury Note,
   5.625%, 1/31/1998                          150,000        150,048        1.2%
U.S. Treasury Note,
   6.875%, 7/31/1999                          525,000        537,883        4.2%

P-I-C          STATEMENT OF NET ASSETS
BALANCED       as of October 31, 1996
PORTFOLIO


================================================================================
                                                                 Percentage of
EQUITY SECURITIES - CONTINUED                Shares      Value     Net Assets
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS, CONTINUED
--------------------------------------------------------------------------------
U.S. Treasury Note,
   7.750%, 1/31/2000                        $ 200,000    $   210,528        1.6%
U.S. Treasury Note,
   6.250%, 2/15/2003                          450,000        452,030        3.5%
--------------------------------------------------------------------------------
         Total U.S. Treasury Obligations
         (Cost $2,360,183)                                 2,367,967       18.4%
--------------------------------------------------------------------------------
         Total Investments (Cost $9,862,858)              12,371,408       96.1%
================================================================================
OTHER ASSETS - 4.1%
--------------------------------------------------------------------------------
Cash                                                         422,994
Receivables:
   Dividends and interest                                     81,772
   Investment securities sold                                  9,508
   Shares of beneficial interest sold                            584
   Investment advisor                                          8,111
Deferred organization costs                                    4,538
Other assets                                                   1,207
--------------------------------------------------------------------------------
         Total Other Assets                                  528,714        4.1%
================================================================================
LIABILITIES - (0.2%)
--------------------------------------------------------------------------------
Shares of beneficial interest redeemed                         2,017
Deferred Trustees' compensation (Note 3)                       1,714
Accrued expenses                                              27,932
--------------------------------------------------------------------------------
         Total Liabilities                                    31,663       (0.2%)
================================================================================
TOTAL NET ASSETS - 100.0%                                $12,868,459      100.0%
--------------------------------------------------------------------------------


*Non-income producing security.


See Notes to Financial Statements.

P-I-C            STATEMENT OF OPERATIONS
BALANCED         Year ended October 31, 1996
PORTFOLIO


--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
--------------------------------------------------------------------------------
      Dividends                                                     $    51,991
      Interest                                                          208,336
--------------------------------------------------------------------------------
      Total income                                                      260,327

--------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------
      Investment advisory fee (Note 3)                                   74,462
      Administration fee                                                 12,410
      Accounting services fee                                            67,300
      Custodian fee                                                      23,945
      Auditing fee                                                       16,001
      Trustees' fees                                                      3,799
      Amortization of organization costs                                  9,999
      Miscellaneous                                                       2,946
--------------------------------------------------------------------------------
      Total expenses                                                    210,862
      Less, reimbursement/waiver by Advisor (Note 3)                   (111,580)
--------------------------------------------------------------------------------
      Net expenses                                                       99,282

--------------------------------------------------------------------------------
Net investment income                                                   161,045

--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
--------------------------------------------------------------------------------
      Net realized gain from security transactions                      955,369
      Change in net unrealized appreciation on
            investments                                                 375,580
--------------------------------------------------------------------------------
Net gain on investments                                               1,330,949

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $ 1,491,994
--------------------------------------------------------------------------------



See Notes to Financial Statements.

P-I-C
BALANCED         STATEMENT OF CHANGES IN NET ASSETS
PORTFOLIO



------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
------------------------------------------------------------------------------------
                                                      Year               Year
                                                      ended              ended
From operations:                                October 31, 1996    October 31, 1995
------------------------------------------------------------------------------------
      Net investment income                       $    161,045        $    202,082
      Net realized gain on investments                 955,369           1,041,070
      Change in net unrealized appreciation
            on investments                             375,580           1,491,367
------------------------------------------------------------------------------------
      Net increase in net assets resulting
            from operations                          1,491,994           2,734,519

------------------------------------------------------------------------------------
Transactions in interests:
      Contributions by Holders                         904,221           7,579,804
      Withdrawals by Holders                        (2,068,351)         (6,913,353)
------------------------------------------------------------------------------------
      Net (decrease) increase in net assets
            from transactions in interests          (1,164,130)            666,451

------------------------------------------------------------------------------------
Total increase in net assets                           327,864           3,400,970

------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------
Beginning of year                                   12,540,595           9,139,625
------------------------------------------------------------------------------------
End of year                                        $12,868,459        $ 12,540,595
------------------------------------------------------------------------------------





See Notes to Financial Statements.

[PIC Logo]
P-I-C
BALANCED                 SELECTED RATIO DATA
PORTFOLIO

--------------------------------------------------------------------------------

                                     Year            Year             Year            Year
                                     ended           ended            ended           ended
                                 Oct. 31, 1996    Oct. 31, 1995    Oct. 31, 1994   Oct. 31, 1993
------------------------------------------------------------------------------------------------
Ratios to average net assets:++

      Operating expenses             0.80%           0.80%            0.80%            0.80%
      Net investment income          1.30%           1.57%            1.63%            2.05%

Portfolio turnover rate             54.24%         106.50%          116.63%           92.65%

Average commisson rate paid*        $0.0406             -                -                -


*For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

++Net of expense reimbursements equivalent to 0.90%, 0.78%, 1.16% and 4.68% of average net assets, respectively.

[PIC Logo]
P-I-C
INSTITUTIONAL       STATEMENT OF ASSETS AND LIABILITIES
                    as of October 31, 1996
GROWTH FUND

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------

Investment in P-I-C Growth Portfolio, at value                      $116,099,369
Receivables:
      Fund shares sold                                                    21,803
      For investments sold in P-I-C
            Growth Portfolio                                              32,348
Prepaid registration fees                                                 14,982
Deferred organization costs                                                4,538
--------------------------------------------------------------------------------
Total assets                                                         116,173,040
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables:
      Fund shares redeemed                                                32,348
      For investments purchased in P-I-C
            Growth Portfolio                                              21,803
Deferred Trustees' compensation (Note 3)                                   5,405
Accrued expenses                                                          28,604
--------------------------------------------------------------------------------
Total liabilities                                                         88,160
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Applicable to 7,143,673 shares of beneficial interest
      outstanding                                                   $116,084,880
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                           $      16.25
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SOURCE OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                     $ 72,728,741
Accumulated net realized gain on investments                          15,972,035
Accumulated net investment loss                                         (688,843)
Net unrealized appreciation on investments                            28,072,947
--------------------------------------------------------------------------------
Net assets                                                          $116,084,880
--------------------------------------------------------------------------------

See Notes to Financial Statements.

[PIC Logo]
P-I-C
INSTITUTIONAL       STATEMENT OF OPERATIONS
                    Year ended October 31, 1996
GROWTH FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------

Net investment loss from Portfolio                                   $   (34,806)
--------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------
      Administration fees (Note 3)                                       251,785
      Trustees' fees                                                      12,669
      Auditing fee                                                        14,501
      Legal fee                                                            5,551
      Transfer agent's fee                                                27,999
      Custody and accounting services fee                                  6,000
      Reports to shareholders                                              4,999
      Registration fees                                                   10,002
      Amortization of organization costs                                   9,999
      Miscellaneous                                                        7,512
--------------------------------------------------------------------------------
      Total expenses                                                     351,017
      Less, reimbursement/waiver by Provident
            Investment Counsel, Inc. (Note 3)                            (55,034)
--------------------------------------------------------------------------------
      Net expenses                                                       295,983
--------------------------------------------------------------------------------
Net investment loss                                                     (330,789)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
--------------------------------------------------------------------------------
      Net realized gain on investments                                17,650,636
      Change in net unrealized depreciation on investments            (1,600,474)
--------------------------------------------------------------------------------
Net gain on investments                                               16,050,162
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                      $15,719,373
--------------------------------------------------------------------------------



See Notes to Financial Statements.

[PIC Logo]
P-I-C
INSTITUTIONAL       STATEMENT OF CHANGES IN NET ASSETS

GROWTH FUND

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year              Year
                                                      ended             ended
From operations:                                October 31, 1996  October 31, 1995
----------------------------------------------------------------------------------
      Net investment loss                         $   (330,789)     $   (189,686)
      Net realized gain on investments              17,650,636           715,922
      Change in net unrealized (depreciation)
            appreciation on investments             (1,600,474)       22,079,471
----------------------------------------------------------------------------------
      Net increase in net assets resulting
            from operations                         15,719,373        22,605,707
----------------------------------------------------------------------------------
Transactions in shares of beneficial interest:
      Purchases of 1,170,731 and 2,058,233
            shares, respectively                    17,592,972        25,480,815
      Redemptions of 3,232,079 and 1,593,166
            shares, respectively                   (48,366,887)      (19,229,741)
----------------------------------------------------------------------------------
Net (decrease) increase in net assets
            resulting from share transactions      (30,773,915)        6,251,074
----------------------------------------------------------------------------------
Total increase (decrease) in net assets            (15,054,542)       28,856,781
----------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------
Beginning of year                                  131,139,422       102,282,641
----------------------------------------------------------------------------------
End of year                                       $116,084,880      $131,139,422
----------------------------------------------------------------------------------



See Notes to Financial Statements.

[PIC Logo]
P-I-C
INSTITUTIONAL       FINANCIAL HIGHLIGHTS

GROWTH FUND
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                       Year           Year            Year            Year         June 11, 1992*
                                       ended          ended           ended           ended           through
                                   Oct. 31, 1996   Oct. 31, 1995    Oct. 31,1994   Oct. 31, 1993   Oct. 31, 1992
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $ 14.25        $ 11.70        $ 11.60        $ 10.81         $ 10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment (loss) income            (.06)          (.02)           .00            .00             .01
   Net realized and unrealized
      gain on investments                  2.06           2.57            .10            .80             .80
-----------------------------------------------------------------------------------------------------------------
Total from investment operations           2.00           2.55            .10            .80             .81
-----------------------------------------------------------------------------------------------------------------
Less distributions:
Return of capital                           .00            .00            .00           (.01)            .00
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $ 16.25        $ 14.25        $ 11.70        $ 11.60         $ 10.81
-----------------------------------------------------------------------------------------------------------------
Total return                              14.04%         21.79%          0.86%          7.40%          20.88%++
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:

Net assets, end of period (millions)    $116.1         $131.1         $102.3         $ 88.9          $  5.7
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:**+
   Expenses                                1.25%          1.25%          1.25%          1.25%           1.25%++
   Net investment (loss) income            (.28%)         (.17%)           N/A            N/A            .25%++
-----------------------------------------------------------------------------------------------------------------

*Commencement of operations.

**Includes the Fund's share of expenses, net of expense reimbursements, allocated from P-I-C Growth Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and P-I-C Growth Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.30%, 1.30%, 1.53%, 1.54% and 4.12%, respectively.

+Net of expense reimbursements.

++Annualized.


See Notes to Financial Statements.

[PIC Logo]
P-I-C
GROWTH                       STATEMENT OF NET ASSETS
PORTFOLIO                    as of October 31, 1996


--------------------------------------------------------------------------------

                                                                       Percentage of
EQUITY SECURITIES - 95.7%                       Shares       Value       Net Assets
--------------------------------------------------------------------------------------
APPAREL & SHOE - 1.4%
--------------------------------------------------------------------------------------
Nike, Inc.                                     27,400    $ 1,613,175        1.4%
--------------------------------------------------------------------------------------
BANKS - 0.1%
--------------------------------------------------------------------------------------
Synovus Financial Corporation                   5,723        170,975        0.1%
--------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.9%
--------------------------------------------------------------------------------------
Amgen, Inc.*                                   35,334      2,166,416        1.9%
--------------------------------------------------------------------------------------
BUILDING PRODUCTS - 0.5%
--------------------------------------------------------------------------------------
Home Depot, Inc.                               10,292        563,487        0.5%
--------------------------------------------------------------------------------------
BUSINESS INFORMATION SERVICE - 2.6%
--------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                12,223        508,782        0.5%
Ceridian Corp.*                                21,090      1,046,591        0.9%
Paychex, Inc.                                  25,168      1,434,576        1.2%
--------------------------------------------------------------------------------------
         Total Business Information Service                2,989,949
--------------------------------------------------------------------------------------
BUSINESS AND FINANCIAL SERVICES - 1.8%
--------------------------------------------------------------------------------------
Accustaff, Inc.*                               25,502        682,178        0.6%
Alco Standard Corporation                       7,408        343,546        0.3%
Danka Business Systems PLC, ADR                25,279      1,001,680        0.9%
--------------------------------------------------------------------------------------
         Business and Financial Services                   2,027,404
--------------------------------------------------------------------------------------
CHEMICALS - 1.1%
--------------------------------------------------------------------------------------
Monsanto Company                               30,811      1,220,886        1.1%
--------------------------------------------------------------------------------------
COMPUTER SERVICES - 3.3%
--------------------------------------------------------------------------------------
Computer Sciences Corp.*                       24,008      1,782,594        1.6%
Electronic Data Systems Corp.                  20,614        927,630        0.8%

[PIC Logo]
P-I-C
GROWTH                       STATEMENT OF NET ASSETS
PORTFOLIO                    as of October 31, 1996


--------------------------------------------------------------------------------

                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value       Net Assets
--------------------------------------------------------------------------------------
COMPUTER SERVICES, CONTINUED
--------------------------------------------------------------------------------------
Shared Medical Systems Corp.                    5,553    $   267,932        0.2%
Sungard Data Systems, Inc.*                    20,100        859,275        0.7%
--------------------------------------------------------------------------------------
         Total Computer Services                           3,837,431
--------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 9.8%
--------------------------------------------------------------------------------------
Computer Associates International, Inc.        53,437      3,159,463        2.7%
Microsoft Corp.*                               40,978      5,624,231        4.9%
Oracle Systems Corp.*                          61,354      2,596,041        2.2%
--------------------------------------------------------------------------------------
         Total Computer Software                          11,379,735
--------------------------------------------------------------------------------------
CONSTRUCTION - 0.4%
--------------------------------------------------------------------------------------
Flour Corp.                                     7,300        478,150        0.4%
--------------------------------------------------------------------------------------
COSMETICS - 2.4%
--------------------------------------------------------------------------------------
Estee Lauder Companies, Class A                 5,728        246,304        0.2%
The Gillette Company                           34,109      2,549,648        2.2%
--------------------------------------------------------------------------------------
         Total Cosmetics                                   2,795,952
--------------------------------------------------------------------------------------
CREDIT AND FINANCE - 5.5%
--------------------------------------------------------------------------------------
Associates First Capital Corp.                 33,080      1,434,845        1.2%
First USA Inc.                                 27,486      1,580,445        1.4%
MBNA Corporation                               89,295      3,370,886        2.9%
--------------------------------------------------------------------------------------
         Total Credit and Finance                          6,386,176
--------------------------------------------------------------------------------------
DISCOUNT - 0.9%
--------------------------------------------------------------------------------------
Price/Costco, Inc.*                            52,000      1,033,500        0.9%

[PIC Logo]
P-I-C
GROWTH                       STATEMENT OF NET ASSETS
PORTFOLIO                    as of October 31, 1996


--------------------------------------------------------------------------------

                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value       Net Assets
--------------------------------------------------------------------------------------
DIVERSIFIED - 2.3%
--------------------------------------------------------------------------------------
Thermo Electron Corp.*                         32,153    $ 1,173,585        1.0%
Tyco International Ltd.                        31,205      1,548,548        1.3%
--------------------------------------------------------------------------------------
         Total Diversified                                 2,722,133
--------------------------------------------------------------------------------------
DRUGS - 8.6%
--------------------------------------------------------------------------------------
Elan Corp., PLC, ADR*                          31,732        880,563        0.8%
Eli Lilly & Company                            24,210      1,706,805        1.5%
Merck & Company, Inc.                          29,164      2,161,782        1.8%
Pfizer, Inc.                                   63,042      5,216,726        4.5%
--------------------------------------------------------------------------------------
         Total Drugs                                       9,965,876
--------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/SEMICONDUCTORS - 0.7%
--------------------------------------------------------------------------------------
Analog Devices, Inc.*                          32,997        857,922        0.7%
--------------------------------------------------------------------------------------
ENERGY - 0.3%
--------------------------------------------------------------------------------------
AES Corp.*                                      7,400        324,675        0.3%
--------------------------------------------------------------------------------------
ENTERTAINMENT - 7.3%
--------------------------------------------------------------------------------------
Asia Satellite Telecommunications,
   Sponsored ADR*                               6,200        165,850        0.1%
British Sky Broadcasting Group                 39,274      2,204,253        1.9%
Hospitality Franchise System, Inc.*            59,797      4,380,130        3.8%
Walt Disney Company                            26,990      1,777,966        1.5%
--------------------------------------------------------------------------------------
         Total Entertainment                               8,528,199
--------------------------------------------------------------------------------------
FINANCIAL SERVICES - 4.1%
--------------------------------------------------------------------------------------
First Data Corp.                               59,922      4,778,779        4.1%
--------------------------------------------------------------------------------------
FUNERAL SERVICES - 0.9%
--------------------------------------------------------------------------------------
Service Corp. International                    37,518      1,069,263        0.9%

[PIC Logo]
P-I-C
GROWTH                       STATEMENT OF NET ASSETS
PORTFOLIO                    as of October 31, 1996


--------------------------------------------------------------------------------

                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value       Net Assets
--------------------------------------------------------------------------------------
GAMING - 2.0%
--------------------------------------------------------------------------------------
Circus Circus Enterprises, Inc.*               22,620     $  780,390        0.7%
Mirage Resorts, Inc.*                          72,524      1,595,528        1.3%
--------------------------------------------------------------------------------------
         Total Gaming                                      2,375,918
--------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.9%
--------------------------------------------------------------------------------------
Oxford Health Plans, Inc.*                     48,667      2,214,349        1.9%
--------------------------------------------------------------------------------------
HOSPITALS - 0.6%
--------------------------------------------------------------------------------------
Columbia/HCA Healthcare                        18,991        678,928        0.6%
--------------------------------------------------------------------------------------
INSURANCE - 2.9%
--------------------------------------------------------------------------------------
American International Group, Inc.             18,012      1,956,553        1.7%
MGIC Investment Corp.                          19,844      1,361,795        1.2%
--------------------------------------------------------------------------------------
         Total Insurance                                   3,318,348
--------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS - 4.0%
--------------------------------------------------------------------------------------
Boston Scientific Corp.*                       23,896      1,299,345        1.1%
Medtronic, Inc.                                52,477      3,378,207        2.9%
--------------------------------------------------------------------------------------
         Total Medical Instruments                         4,677,552
--------------------------------------------------------------------------------------
MEDICAL/DENTAL SERVICES - 1.3%
--------------------------------------------------------------------------------------
Cardinal Health, Inc.                          19,811      1,555,163        1.3%
--------------------------------------------------------------------------------------
MORTGAGE AND RELATED SERVICES - 5.6%
--------------------------------------------------------------------------------------
Federal Home Loan Mortgage
   Association                                 14,229      1,437,129        1.2%
Federal National Mortgage
   Association                                129,319      5,059,606        4.4%
--------------------------------------------------------------------------------------
         Total Mortgage and Related
            Services                                       6,496,735

[PIC Logo]
P-I-C
GROWTH                       STATEMENT OF NET ASSETS
PORTFOLIO                    as of October 31, 1996


--------------------------------------------------------------------------------

                                                                       Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value       Net Assets
--------------------------------------------------------------------------------------
NATURAL GAS PRODUCTS AND PIPELINES - 0.7%
--------------------------------------------------------------------------------------
Enron Corp.                                    18,356     $  853,554        0.7%
--------------------------------------------------------------------------------------
NETWORKING - 2.5%
--------------------------------------------------------------------------------------
Cisco Systems*                                 46,860      2,899,462        2.5%
--------------------------------------------------------------------------------------
OIL FIELD SERVICES - 1.1%
--------------------------------------------------------------------------------------
Schlumberger Ltd.                              12,500      1,239,063        1.1%
--------------------------------------------------------------------------------------
OIL REFINING/MARKETING - 0.6%
--------------------------------------------------------------------------------------
Tosco Corp.                                    12,100        679,113        0.6%
--------------------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES - 1.1%
--------------------------------------------------------------------------------------
Staples, Inc.*                                 70,332      1,309,934        1.1%
--------------------------------------------------------------------------------------
OUTPATIENT - HOME CARE - 1.5%
--------------------------------------------------------------------------------------
Healthsouth Corp.*                             46,065      1,727,437        1.5%
--------------------------------------------------------------------------------------
POLLUTION CONTROL - 1.1%
--------------------------------------------------------------------------------------
Republic Industries, Inc.*                     39,826      1,239,584        1.1%
--------------------------------------------------------------------------------------
SPECIALTY CHAINS - 2.5%
--------------------------------------------------------------------------------------
CUC International, Inc.*                       61,813      1,514,418        1.3%
Kohls Corp.*                                   26,154        941,544        0.8%
Walgreen Co.                                   11,500        434,125        0.4%
--------------------------------------------------------------------------------------
         Total Specialty Chains                            2,890,087
--------------------------------------------------------------------------------------
SUPERMARKETS - 1.0%
--------------------------------------------------------------------------------------
Safeway, Inc.*                                 27,300      1,170,488        1.0%

 P-I-C
 -----
 GROWTH                  STATEMENT OF NET ASSETS
 ------                  as of October 31, 1996
PORTFOLIO
---------

----------------------------------------------------------------------------------
                                                                     Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value     Net Assets
----------------------------------------------------------------------------------
TELECOMMUNICATIONS - 6.1%
----------------------------------------------------------------------------------
ADC Telecommunications, Inc.*                  13,566   $   927,575        0.8%
Andrew Corp.*                                  13,846       674,992        0.6%
Ericsson,(L.M.) Telephone Co., ADR            132,465     3,659,346        3.1%
Lucent Technologies, Inc.                      39,500     1,856,500        1.6%
----------------------------------------------------------------------------------
         Total Telecommunications                         7,118,413
----------------------------------------------------------------------------------
TELEPHONE - 1.9%
----------------------------------------------------------------------------------
Frontier Corp.                                 35,186     1,020,394        0.9%
Worldcom, Inc.*                                50,050     1,219,969        1.0%
----------------------------------------------------------------------------------
         Total Telecommunications                         2,240,363
----------------------------------------------------------------------------------
TEXTILES & SHOES - 1.4%
----------------------------------------------------------------------------------
Gucci Group N.V.                                6,535       450,915        0.4%
Tommy Hilfiger Corp.*                          21,509     1,118,468        1.0%
----------------------------------------------------------------------------------
         Total Textiles & Shoes                           1,569,383
----------------------------------------------------------------------------------
         Total Equity Securities (Cost $83,054,588)     111,163,957       95.7%
----------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.6%
----------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
Agreement, 5.09%, dated 7/26/96, due
11/1/96 (Collateralized by $4,277,068
U.S. Treasury Bill, 5.09%, due 4/3/97)
(Cost $4,152,500)                          $4,152,500     4,152,500        3.6%
----------------------------------------------------------------------------------
         Total Investments (Cost $87,207,088)           115,316,457       99.3%

 P-I-C
 -----
 GROWTH                  STATEMENT OF NET ASSETS
 ------                  as of October 31, 1996
PORTFOLIO
---------

--------------------------------------------------------------------
                                                       Percentage of
OTHER ASSETS - 0.8%                             Value    Net Assets
--------------------------------------------------------------------
Cash                                     $         64
Receivables:
   Investment securities sold                 826,933
   Dividends and interest                      71,512
   Shares of beneficial interest sold          21,803
Deferred organization costs                     5,010
Other assets                                   23,317
--------------------------------------------------------------------
         Total Assets                         948,639       0.8%
--------------------------------------------------------------------
LIABILITIES - (0.1%)
--------------------------------------------------------------------
Investment securities purchased                32,348
Deferred Trustees' compensation (Note 3)        7,713
Accrued expenses                              125,506
--------------------------------------------------------------------
         Total Liabilities                    165,567      (0.1%)
--------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                $116,099,529     100.0%
--------------------------------------------------------------------

*Non-income producing security.


See Notes to Financial Statements

 P-I-C
 -----
 GROWTH                  STATEMENT OF NET ASSETS
 ------                  Year ended October 31, 1996
PORTFOLIO
---------

------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------
Income:
------------------------------------------------------------------------
      Dividends                                             $    637,318
      Interest                                                   514,360
      Other income                                                   301
------------------------------------------------------------------------
      Total income                                             1,151,979

------------------------------------------------------------------------
Expenses:
------------------------------------------------------------------------
      Investment advisory fee (Note 3)                           949,431
      Administration fee (Note 3)                                118,678
      Accounting services fee                                     68,113
      Custody fee                                                 38,396
      Auditing fees                                               30,597
      Legal fees                                                   5,708
      Trustees' fees                                              16,122
      Amortization of organization costs                           9,415
      Miscellaneous                                               14,726
------------------------------------------------------------------------
      Total expenses                                           1,251,186
      Less, reimbursement/waiver from Advisor (Note 3)           (64,401)
------------------------------------------------------------------------
      Net expenses                                             1,186,785

------------------------------------------------------------------------
Net investment loss                                              (34,806)
------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
------------------------------------------------------------------------
      Net realized gain from security transactions            17,614,277
      Change in net unrealized depreciation on investments   (28,383,014)
------------------------------------------------------------------------
Net loss on investments                                      (10,768,737)
------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                             $(10,803,543)
------------------------------------------------------------------------


See Notes to Financial Statements.

 P-I-C
 -----
 GROWTH                   STATEMENT OF CHANGES IN NET ASSETS
 ------
PORTFOLIO
---------

---------------------------------------------------------------------------------
(DECREASE) INCREASE  IN NET ASSETS:
---------------------------------------------------------------------------------
                                                     Year              Year
                                                     ended             ended
From operations:                               October 31, 1996  October 31, 1995
---------------------------------------------------------------------------------
      Net investment (loss) income               $    (34,806)     $    149,206
      Net realized gain on investments             17,614,277         3,599,901
      Change in net unrealized (depreciation)
            appreciation on investments           (28,383,014)       36,436,183
---------------------------------------------------------------------------------
      Net (decrease) increase in net assets
            resulting from operations             (10,803,543)       40,185,290

---------------------------------------------------------------------------------
Transactions in Interests:
      Contributions by Holders                     19,462,190        37,495,575
      Withdrawals by Holders                     (122,401,366)      (25,350,557)
---------------------------------------------------------------------------------
      Net (decrease) increase in net assets
            from transactions in interests       (102,939,176)       12,145,018

---------------------------------------------------------------------------------
Total (decrease) increase in net assets          (113,742,719)       52,330,308

---------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------
Beginning of year                                 229,842,248       177,511,940
---------------------------------------------------------------------------------
End of year                                      $116,099,529      $229,842,248
---------------------------------------------------------------------------------


See Notes to Financial Statements.

 P-I-C
 -----
 GROWTH                    SELECTED RATIO DATA
 ------
PORTFOLIO
---------

---------------------------------------------------------------------------------------------
                                       Year           Year           Year           Year
                                       ended          ended          ended          ended
                                   Oct. 31, 1996  Oct. 31, 1995  Oct. 31, 1994  Oct. 31, 1993
---------------------------------------------------------------------------------------------
Ratios to average net assets:++
Operating expenses                      1.00%           1.00%          1.00%          1.00%
Net investment (loss) income           (0.04%)          0.08%          0.10%          0.17%

Portfolio turnover rate                64.09%          54.89%         68.26%         43.20%

Average commission rate paid*          $0.0440             -              -              -

----------
++Net of expense reimbursements equivalent to 0.04%, 0.01%, 0.01% and 0.09% of average net assets, respectively.

*For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

[ P-I-C LOGO ]                 P-I-C
                           INSTITUTIONAL


SMALL-CAP-FUND

-------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------
Investment in P-I-C Small Cap. Portfolio, at value             $5,192,157
Receivables:
      Investments sold in P-I-C Small Cap. Portfolio               53,637
      Fund shares sold                                              7,219
      From Provident Investment Counsel (Note 3)                   16,814
-------------------------------------------------------------------------
Total assets                                                    5,269,827

-------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------
Payables:
      Fund shares redeemed                                         53,637
      For Investments purchased in P-I-C Small Cap. Portfolio       7,219
Deferred Trustees' compensation (Note 3)                            1,474
Accrued expenses                                                   23,920
-------------------------------------------------------------------------
Total liabilities                                                  86,250

-------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------
Applicable to 546,774 shares of beneficial interest
      outstanding                                              $5,183,577
-------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                      $     9.48
-------------------------------------------------------------------------

-------------------------------------------------------------------------
SOURCE OF NET ASSETS
-------------------------------------------------------------------------
Paid-in capital                                                $5,280,636
Accumulated net investment loss                                   (14,484)
Accumulated net realized loss on investments                     (500,014)
Net unrealized appreciation on investments                        417,439
-------------------------------------------------------------------------
Net Assets                                                     $5,183,577
-------------------------------------------------------------------------


See Notes to Financial Statements.

[ P-I-C LOGO ]            P-I-C         STATEMENT OF OPERATIONS
                      INSTITUTIONAL     Period ended October 31, 1996*


SMALL-CAP-FUND

---------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------
Net investment loss from Portfolio                          $  (7,499)

---------------------------------------------------------------------
Expenses
---------------------------------------------------------------------
      Administration fees (Note 3)                              8,104
      Reports to shareholders                                   6,000
      Trustees' fees                                            2,974
      Auditing fee                                             11,000
      Legal fee                                                 2,517
      Transfer agent's fee                                      6,500
      Custody and accounting services fee                       2,000
      Registration fee                                          5,000
      Miscellaneous                                             4,193
      ---------------------------------------------------------------
      Total expenses                                           48,288
      Less, reimbursement/waiver by Provident
      Investment Counsel, Inc. (Note 3)                       (41,303)
      ---------------------------------------------------------------
      Net expenses                                              6,985
---------------------------------------------------------------------
Net investment loss                                           (14,484)

---------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
---------------------------------------------------------------------
      Net realized loss on investments                       (500,014)
      Change in net unrealized appreciation on investments    417,439
---------------------------------------------------------------------
Net loss on investments                                       (82,575)

---------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                  $ (97,059)
---------------------------------------------------------------------

*June 28, 1996 (commencement of operations) through October 31, 1996.


See Notes to Financial Statements.

[ P-I-C LOGO ]            P-I-C         STATEMENT OF CHANGES IN NET ASSETS
                      INSTITUTIONAL     Period ended October 31, 1996*


SMALL-CAP-FUND

--------------------------------------------------------------------------
INCREASE IN NET ASSETS
--------------------------------------------------------------------------
From operations:
--------------------------------------------------------------------------
Net investment loss                                    $    (14,484)
Net realized loss on investments                           (500,014)
Change in unrealized appreciation of investments            417,439
--------------------------------------------------------------------------
Net decrease in net assets resulting from operations        (97,059)

--------------------------------------------------------------------------
Transactions in shares of beneficial interest:
      Purchases of 1,600,082 shares                      15,762,982
      Redemptions of 1,053,308 shares                   (10,482,346)
--------------------------------------------------------------------------
      Net increase in net assets resulting from share
            transactions                                  5,280,636

--------------------------------------------------------------------------
Total increase in net assets                              5,183,577

--------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------
Beginning of period                                               0
--------------------------------------------------------------------------
End of period                                          $  5,183,577
--------------------------------------------------------------------------

*June 28, 1996 (commencement of operations) through October 31, 1996.


See Notes to Financial Statements.

[ P-I-C LOGO ]            P-I-C         FINANCIAL HIGHLIGHTS
                      INSTITUTIONAL


SMALL-CAP-FUND

--------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------
                                       June 28, 1996*
                                           through
                                      October 31, 1996
--------------------------------------------------------------------------
Net asset value, beginning of period        $ 10.00
Income from investment operations:
      Net investment loss                      (.03)
      Net realized and unrealized
            loss on investments                (.49)
--------------------------------------------------------------------------
Total from investment operations               (.52)
--------------------------------------------------------------------------
Net asset value, end of period              $  9.48
--------------------------------------------------------------------------
Total return                                  (5.20)%
--------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (millions)        $   5.2
--------------------------------------------------------------------------
Ratios to average net assets:**
      Expenses                                 1.43%++
      Net investment loss                     (0.91)%++

----------
*Commencement of operations.

**Includes the Fund's shares of expenses, net of expense reimbursements and waivers, allocated from P-I-C Small Cap. Portfolio. If the expense reimbursement and waivers, with respect to the Fund and P-I-C Small Cap. Portfolio, had not been made, the ratio of expenses to average net assets would have been 4.03%.

++Annualized.

  P-I-C
  -----
 SMALL CAP.                   STATEMENT OF NET ASSETS
 ----------                   as of October 31, 1996
 PORTFOLIO
 ---------


--------------------------------------------------------------------------
                                                             Percentage of
EQUITY SECURITIES - 91.2%              Shares       Value     Net Assets
--------------------------------------------------------------------------
AIR FREIGHT .. 0.9%
--------------------------------------------------------------------------
Atlas Air, Inc.*                       22,700   $   837,062        0.4%
Eagle USA Airfreight, Inc.*            34,900       951,025        0.5%
--------------------------------------------------------------------------
         Total Air Freight                        1,788,087
--------------------------------------------------------------------------
APPAREL AND SHOE .. 1.5%
--------------------------------------------------------------------------
Amercrombie & Fitch Co.*               27,400       602,800        0.3%
Hibbett Sporting Goods, Inc.*          11,600       237,800        0.1%
Just For Feet, Inc.*                   37,450       969,019        0.5%
Kenneth Cole Productions*              68,000     1,122,000        0.6%
--------------------------------------------------------------------------
         Total Apparel and Shoe                   2,931,619
--------------------------------------------------------------------------
AUDIO/VIDEO .. 0.8%
--------------------------------------------------------------------------
Harman International Industries, Inc.  32,195     1,654,018        0.8%
--------------------------------------------------------------------------
AUTO PARTS .. 0.3%
--------------------------------------------------------------------------
Gentex Corp.*                          27,200       646,000        0.3%
--------------------------------------------------------------------------
BIOTECHNOLOGY .. 0.4%
--------------------------------------------------------------------------
Martek Biosciences Corp.*              13,300       285,950        0.1%
Neopath, Inc.*                         26,700       435,544        0.2%
Neuromedical Systems, Inc.*             5,200        88,400        0.1%
--------------------------------------------------------------------------
         Total Biotechnology                        809,894
--------------------------------------------------------------------------
BUILDERS .. 0.9%
--------------------------------------------------------------------------
Oakwood Homes Corp.                    35,500       940,750        0.5%
Palm Harbor Homes, Inc.*               28,475       800,859        0.4%
--------------------------------------------------------------------------
         Total Builders                           1,741,609

  P-I-C
  -----
 SMALL CAP.                   STATEMENT OF NET ASSETS
 ----------                   as of October 31, 1996
 PORTFOLIO
 ---------


--------------------------------------------------------------------------------
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                  Shares      Value     Net Assets
--------------------------------------------------------------------------------
BUILDING PRODUCTS .. 2.5%
--------------------------------------------------------------------------------
Diamond Home Services*                        23,400  $   538,200        0.3%
Fastenal Co.*                                 96,400    4,458,500        2.2%
--------------------------------------------------------------------------------
         Total Building Products                        4,996,700
--------------------------------------------------------------------------------
BUSINESS INFORMATION SERVICES .. 0.5%
--------------------------------------------------------------------------------
Intelliquest Information Group, Inc.*         16,500      363,000        0.2%
M.A.I.D. PLC ADR*                             31,100      553,969        0.3%
--------------------------------------------------------------------------------
         Total Business Information Services              916,969
--------------------------------------------------------------------------------
BUSINESS SERVICES .. 4.8%
--------------------------------------------------------------------------------
Accustaff Inc.*                               95,000    2,541,250        1.3%
Apac Teleservices, Inc.*                      32,400    1,494,450        0.7%
Career Horizons*                              22,600      918,125        0.4%
Claremont Technology Group, Inc.*             15,000      457,500        0.2%
Dendrite International, Inc.*                  6,100      162,412        0.1%
Health Management Systems, Inc.*              32,125      754,937        0.4%
Labor Ready, Inc.*                             9,900      142,313        0.1%
Personnel Group of America*                   26,800      740,350        0.4%
Protection One, Inc.*                         23,500      264,375        0.1%
Romac International, Inc.*                    23,200      667,000        0.3%
Rural Metro Corp.*                            20,200      737,300        0.4%
Teletech Holdings, Inc.*                       6,700      214,400        0.1%
U.S. Office Products Co.*                     20,600      597,400        0.3%
--------------------------------------------------------------------------------
         Total Business Services                        9,691,812
--------------------------------------------------------------------------------
COMPUTER HARDWARE .. 1.1%
--------------------------------------------------------------------------------
Brooktrout Technology, Inc.*                  33,600    1,083,600        0.5%
International Network Services*                4,400      157,300        0.1%
National Techteam, Inc.*                      36,300      980,100        0.5%
--------------------------------------------------------------------------------
         Total Computer Hardware                        2,221,000

  P-I-C
  -----
 SMALL CAP.                   STATEMENT OF NET ASSETS
 ----------                   as of October 31, 1996
 PORTFOLIO
 ---------


---------------------------------------------------------------------------
                                                              Percentage of
EQUITY SECURITIES, CONTINUED             Shares       Value    Net Assets
---------------------------------------------------------------------------
COMPUTER SERVICES .. 4.4%
---------------------------------------------------------------------------
Cambridge Technology Partners, Inc.*     66,100  $ 2,181,300        1.1%
Datastream Systems, Inc.*                17,600      321,200        0.2%
Enterprise Systems, Inc.*                29,200      470,850        0.2%
Envoy Corp.*                             23,300      856,275        0.4%
Fiserv, Inc.*                            52,000    1,995,500        1.0%
Gartner Group, Inc., Class A*            36,000    1,107,000        0.6%
HBO & Co.                                18,000    1,082,250        0.5%
Indus Group, Inc.*                       15,500      313,875        0.2%
Renaissance Solutions, Inc.*             11,400      458,850        0.2%
---------------------------------------------------------------------------
         Total Computer Services                   8,787,100
---------------------------------------------------------------------------
COMPUTER SOFTWARE .. 14.3%
---------------------------------------------------------------------------
Aspen Technology, Inc.*                  27,000    1,815,750        0.9%
Baan Company, N.V.*                      15,800      584,600        0.3%
BDM International, Inc.*                 23,900    1,200,975        0.6%
CCC Information Services Group*          15,000      281,250        0.1%
Casino Data System*                      20,700      297,562        0.1%
Citrix Systems, Inc.*                    14,600      806,650        0.4%
Cognos, Inc.*                            18,800      589,850        0.3%
Electronics For Imaging, Inc.*           42,000    3,024,000        1.5%
Epic Design Technology, Inc.*            26,300      644,350        0.3%
Gemstar International Group Limited*     21,100      466,837        0.2%
HNC Software, Inc.*                      16,700      526,050        0.3%
Integrated Systems, Inc.*                18,700      504,900        0.3%
Intelligroup, Inc.*                       8,300      130,725        0.1%
Network General Corp.*                   89,700    2,164,013        1.1%
Parametric Technology Corp.*            150,700    7,365,463        3.7%
   Peoplesoft, Inc.*                     23,700    2,127,075        1.1%
Pure Atria Corp.*                         5,000      136,250        0.1%
Rational Software Corp.*                 12,700      487,363        0.2%
Synopsys, Inc.*                          55,500    2,497,500        1.2%
Transactions Systems Architects, Inc.*   55,700    2,311,550        1.1%
USCS International, Inc.*                22,300      401,400        0.2%

  P-I-C
  -----
 SMALL CAP.                   STATEMENT OF NET ASSETS
 ----------                   as of October 31, 1996
 PORTFOLIO
 ---------


----------------------------------------------------------------------
                                                         Percentage of
EQUITY SECURITIES, CONTINUED        Shares      Value     Net Assets
----------------------------------------------------------------------
COMPUTER SOFTWARE, CONTINUED
----------------------------------------------------------------------
White Pine Software, Inc.*          9,100   $    81,900        0.0%
Wind River Systems, Inc.*           8,800       374,000        0.2%
----------------------------------------------------------------------
         Total Computer Software             28,820,013
----------------------------------------------------------------------
CONSUMER ELECTRICAL .. 0.2%
----------------------------------------------------------------------
Watsco, Inc.                       17,300       335,188        0.2%
----------------------------------------------------------------------
COSMETICS .. 2.1%
----------------------------------------------------------------------
Blyth Industries, Inc.*            36,900     1,434,487        0.7%
Luxottica Group SPA Sponsored ADR  34,800     2,209,800        1.1%
USA Detergents, Inc.*              16,300       537,900        0.3%
----------------------------------------------------------------------
         Total Cosmetics                      4,182,187
----------------------------------------------------------------------
CREDIT & FINANCE .. 1.8%
----------------------------------------------------------------------
First USA Paymentech, Inc.*        29,100     1,076,700        0.6%
First USA, Inc.                    43,000     2,472,500        1.2%
----------------------------------------------------------------------
         Total Credit & Finance               3,549,200
----------------------------------------------------------------------
DISCOUNT STORES .. 1.3%
----------------------------------------------------------------------
Dollar Tree Stores, Inc.*          71,800     2,710,450        1.3%
----------------------------------------------------------------------
DRUGS .. 1.2%
----------------------------------------------------------------------
Biovail Corp. International*       29,200       854,100        0.4%
Jones Medical Industries, Inc.     16,675       725,363        0.4%
Medicis Pharmaceutical, Class A*   10,400       522,600        0.3%
NCS Healthcare, Inc., Class A*      8,800       267,300        0.1%
----------------------------------------------------------------------
         Total Drugs                          2,369,363

  P-I-C
  -----
 SMALL CAP.                   STATEMENT OF NET ASSETS
 ----------                   as of October 31, 1996
 PORTFOLIO
 ---------


------------------------------------------------------------------------------
                                                                 Percentage of
EQUITY SECURITIES, CONTINUED                Shares      Value      Net Assets
------------------------------------------------------------------------------
EDUCATIONAL PROGRAMS .. 1.5%
------------------------------------------------------------------------------
Apollo Group, Inc., Class A*                77,722  $ 2,137,355        1.1%
Sylvan Learning Systems, Inc.*              18,500      781,625        0.4%
------------------------------------------------------------------------------
         Total Educational Programs                   2,918,980
------------------------------------------------------------------------------
ELECTRIC COMPONENTS/SEMICONDUCTORS .. 0.2%
------------------------------------------------------------------------------
SDL, Inc.*                                  29,600      503,200        0.2%
------------------------------------------------------------------------------
ELECTRICAL PRODUCTS .. 0.5%
------------------------------------------------------------------------------
Chicago Miniature Lamp, Inc.*               36,600    1,088,850        0.5%
------------------------------------------------------------------------------
ELECTRONICS .. 1.0%
------------------------------------------------------------------------------
Anicom, Inc.*                               29,400      264,600        0.1%
Computer Products, Inc.*                    12,000      237,000        0.1%
Gargoyles, Inc.*                            16,200      214,650        0.1%
Sawtek, Inc.*                               17,100      517,275        0.3%
Vitesse Semiconductor, Inc.*                20,300      647,063        0.3%
Xionics Document Technologies, Inc.*         8,400      107,100        0.1%
------------------------------------------------------------------------------
         Total Electronics                            1,987,688
------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE ..5.8%
------------------------------------------------------------------------------
Ascent Entertainment Group, Inc.*           17,100      316,350        0.2%
Clear Channel Communications, Inc.*         26,600    1,941,800        1.0%
Dover Downs Entertainment*                  22,900      460,862        0.2%
Extended Stay America*                      49,000      992,250        0.5%
HFS, Inc.*                                  75,700    5,545,025        2.7%
Interstate Hotels Company*                  17,100      461,700        0.2%
LodgeNet Entertainment Corp.*               35,200      554,400        0.3%
North Face, Inc.*                           10,800      218,700        0.1%
StudioPLUS Hotels, Inc.*                    40,950      721,744        0.4%
Suburban Lodges of America*                 20,900      436,288        0.2%
------------------------------------------------------------------------------
         Total Entertainment & Leisure               11,649,119

  P-I-C
  -----
 SMALL CAP.                   STATEMENT OF NET ASSETS
 ----------                   as of October 31, 1996
 PORTFOLIO
 ---------


---------------------------------------------------------------------------
                                                              Percentage of
EQUITY SECURITIES, CONTINUED              Shares     Value      Net Assets
---------------------------------------------------------------------------
ENVIRONMENTAL SERVICES .. 0.1%
---------------------------------------------------------------------------
Tetra Technologies*                         4,300  $  89,763        0.1%
---------------------------------------------------------------------------
EQUIPMENT & LEASING .. 0.5%
---------------------------------------------------------------------------
Oxford Resources Corp., Class A*           32,400    826,200        0.4%
Prime Service, Inc.*                       11,600    272,600        0.1%
---------------------------------------------------------------------------
         Total Equipment & Leasing                 1,098,800
---------------------------------------------------------------------------
FINANCE COMPANIES .. 0.1%
---------------------------------------------------------------------------
Leasing Solution*                           7,500    236,250        0.1%
---------------------------------------------------------------------------
FINANCIAL SERVICES .. 2.7%
---------------------------------------------------------------------------
Bisys Group, Inc.*                         31,100  1,158,475        0.6%
Concord EFS, Inc.*                         33,800    980,200        0.5%
NOVA Corp.*                                 1,700     36,975        0.0%
PMT Services, Inc.*                       104,500  2,090,000        1.0%
Sirrom Capital Corp.                       33,300  1,215,450        0.6%
---------------------------------------------------------------------------
         Total Financial Services                  5,481,100
---------------------------------------------------------------------------
FOOD AND RESTAURANTS .. 1.2%
---------------------------------------------------------------------------
Cooker Restaurant Corp.                    21,000    231,000        0.1%
Landry's Seafood Restaurant*               41,400    848,700        0.4%
Outback Steakhouse, Inc.*                  13,100    303,756        0.2%
Rainforest Cafe, Inc.*                     29,700    965,250        0.5%
---------------------------------------------------------------------------
         Total Food and Restaurants                2,348,706
---------------------------------------------------------------------------
GAMING .. 0.1%
---------------------------------------------------------------------------
Trump Hotels & Casino Resorts, Inc.*       18,600    295,275        0.1%
---------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS .. 4.1%
---------------------------------------------------------------------------
Oxford Health Plans, Inc.*                183,400  8,344,700        4.1%

  P-I-C
  -----
 SMALL CAP.                   STATEMENT OF NET ASSETS
 ----------                   as of October 31, 1996
 PORTFOLIO
 ---------


---------------------------------------------------------------------------
                                                              Percentage of
EQUITY SECURITIES, CONTINUED              Shares      Value     Net Assets
---------------------------------------------------------------------------
HEALTH SERVICES .. 0.6%
---------------------------------------------------------------------------
Clintrials*                               14,100  $  523,462        0.3%
National Surgery Centers, Inc.*           17,400     469,800        0.2%
Superior Consultant Holdings Corp.*       11,000     269,500        0.1%
---------------------------------------------------------------------------
         Total Health Services                     1,262,762
---------------------------------------------------------------------------
INDUSTRIAL MACHINERY/COMPONENTS .. 0.2%
---------------------------------------------------------------------------
Rental Service Corp.*                     20,900     480,700        0.2%
---------------------------------------------------------------------------
INSURANCE .. 1.9%
---------------------------------------------------------------------------
Amerin Corp.*                              6,900     136,275        0.1%
Capmac Holdings, Inc.                     21,000     700,875        0.3%
Enhance Financial Services Group, Inc.    10,800     360,450        0.2%
HCC Insurance Holdings, Inc.              89,100   2,272,050        1.1%
Meadowbrook Insurance Group, Inc.         13,300     339,150        0.2%
---------------------------------------------------------------------------
         Total Insurance                           3,808,800
---------------------------------------------------------------------------
MAJOR CHEMICALS .. 0.1%
---------------------------------------------------------------------------
Nuco2, Inc.*                              20,100     266,325        0.1%
---------------------------------------------------------------------------
MEDICAL INSTRUMENTS .. 3.4%
---------------------------------------------------------------------------
IDEXX Laboratories, Inc.*                126,600   4,969,050        2.5%
Target Therapeutics, Inc.*                50,600   1,872,200        0.9%
---------------------------------------------------------------------------
         Total Medical Instruments                 6,841,250
---------------------------------------------------------------------------
MEDICAL/DENTAL PRODUCTS ..0.8%
---------------------------------------------------------------------------
Cohr, Inc.*                                7,800     191,100        0.1%
Henry Schein, Inc.*                       35,500   1,411,125        0.7%
---------------------------------------------------------------------------
         Total Medical/Dental Products             1,602,225

  P-I-C
  -----
 SMALL CAP.                   STATEMENT OF NET ASSETS
 ----------                   as of October 31, 1996
 PORTFOLIO
 ---------


-------------------------------------------------------------------------------
                                                                  Percentage of
EQUITY SECURITIES, CONTINUED                 Shares     Value       Net Assets
-------------------------------------------------------------------------------
MEDICAL/DENTAL SERVICES .. 5.0%
-------------------------------------------------------------------------------
Compdent Corp.*                              34,100  $ 1,172,187        0.6%
Mecon, Inc.*                                 12,700      244,475        0.1%
Occusystems, Inc.*                           30,800      843,150        0.4%
Omnicare, Inc.                               29,500      803,875        0.4%
Orthodontic Centers of America, Inc.*        74,000    1,063,750        0.5%
Pediatrix Medical Group, Inc.*               21,300      838,688        0.4%
Phymatrix Corp.*                             27,900      463,838        0.2%
Physicians Resource Group, Inc.*             20,300      548,100        0.3%
Quintiles Transnational Corp.*               28,100    1,847,575        0.9%
Renal Care Group, Inc.*                      20,600      762,200        0.4%
Total Renal Care Holdings, Inc.*             34,600    1,349,400        0.7%
UroCor, Inc.*                                19,000      223,250        0.1%
-------------------------------------------------------------------------------
         Total Medical/Dental Services                10,160,488
-------------------------------------------------------------------------------
MID-SIZED BANKS .. 0.2%
-------------------------------------------------------------------------------
Mentor Corp. / Minnesota                     17,400      384,975        0.2%
-------------------------------------------------------------------------------
MORTGAGE & RELATED SERVICES .. 2.6%
-------------------------------------------------------------------------------
Cityscape Financial Corp.*                   72,500    1,866,875        0.9%
ContiFinancial Corp.*                        21,800      708,500        0.4%
IMC Mortgage Company*                         9,500      356,250        0.2%
Insignia Financial Group, Inc., Class A*    107,000    2,313,875        1.1%
-------------------------------------------------------------------------------
         Total Mortgage & Related Services             5,245,500
-------------------------------------------------------------------------------
NETWORKING .. 1.5%
-------------------------------------------------------------------------------
Ascend Communications, Inc.*                 28,100    1,837,037        0.9%
Fore Systems, Inc.*                          30,700    1,220,325        0.6%
-------------------------------------------------------------------------------
         Total Networking                              3,057,362
-------------------------------------------------------------------------------
OFFICE AUTOMATION .. 0.1%
-------------------------------------------------------------------------------
Lason Holdings, Inc.*                         8,500      150,875        0.1%

  P-I-C
  -----
 SMALL CAP.                   STATEMENT OF NET ASSETS
 ----------                   as of October 31, 1996
 PORTFOLIO
 ---------


-----------------------------------------------------------------------------
                                                                Percentage of
EQUITY SECURITIES, CONTINUED                Shares    Value       Net Assets
-----------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES .. 2.0%
-----------------------------------------------------------------------------
Elbit Vision Systems*                       35,600  $  213,600        0.1%
Viking Office Products, Inc.*              130,200   3,792,075        1.9%
-----------------------------------------------------------------------------
         Total Office Equipment /Supplies            4,005,675
-----------------------------------------------------------------------------
OIL & GAS PRODUCTION .. 0.5%
-----------------------------------------------------------------------------
Swift Energy Co.*                           41,700   1,021,650        0.5%
-----------------------------------------------------------------------------
OIL FIELD SERVICES .. 0.9%
-----------------------------------------------------------------------------
Chesapeake Energy Corp.*                    31,950   1,861,087        0.9%
-----------------------------------------------------------------------------
PHARMACEUTICALS .. 0.5%
-----------------------------------------------------------------------------
Applied Analytical Industries, Inc.*         1,700      36,975        0.0%
Capstone Pharmacy Services*                 23,600     275,825        0.1%
Dura Pharmaceuticals*                       21,200     731,400        0.4%
-----------------------------------------------------------------------------
         Total Pharmaceuticals                       1,044,200
-----------------------------------------------------------------------------
POLLUTION CONTROL .. 3.3%
-----------------------------------------------------------------------------
Continental Waste Industries, Inc.*         20,066     499,142        0.2%
Memtec Ltd. ADR                             51,000   1,740,375        0.9%
Republic Industries, Inc.*                  63,000   1,960,875        1.0%
United Waste Systems, Inc.*                 41,100   1,412,813        0.7%
USA Waste Services, Inc.*                   33,800   1,081,600        0.5%
-----------------------------------------------------------------------------
         Total Pollution Control                     6,694,805
-----------------------------------------------------------------------------
RECREATIONAL PRODUCTS .. 0.2%
-----------------------------------------------------------------------------
Rockshox, Inc.*                             13,600     173,400        0.1%
West Marine*                                 6,500     229,125        0.1%
-----------------------------------------------------------------------------
         Total Recreational Products                   402,525

  P-I-C
  -----
 SMALL CAP.                   STATEMENT OF NET ASSETS
 ----------                   as of October 31, 1996
 PORTFOLIO
 ---------


---------------------------------------------------------------------------
                                                              Percentage of
EQUITY SECURITIES, CONTINUED            Shares       Value      Net Assets
---------------------------------------------------------------------------
SPECIALTY CHAINS .. 1.5%
---------------------------------------------------------------------------
Barnett, Inc.*                          15,500   $   366,187        0.2%
CDW Computers Centers, Inc.*            16,800     1,057,350        0.5%
Loehmann's Holdings, Inc.*              17,800       478,375        0.2%
Marks Brothers Jewelers, Inc.*          15,900       369,675        0.2%
Starbucks Corp.*                        12,800       416,000        0.2%
Veterinary Centers of America*          19,300       354,638        0.2%
---------------------------------------------------------------------------
         Total Specialty Chains                    3,042,225
---------------------------------------------------------------------------
TELECOMMUNICATIONS .. 6.0%
---------------------------------------------------------------------------
Advanced Fibre Communication*            8,700       496,987        0.3%
Aspect Telecommunications Corp.*        19,300     1,148,350        0.6%
Cascade Communications Corp.*           44,400     3,224,550        1.6%
Coherent Communications System Corp.*   35,500       687,812        0.3%
Davox Corp.*                             8,300       298,800        0.2%
DSP Communications, Inc.*               42,400     1,611,200        0.8%
Getty Communications PLC,
   Sponsored ADR*                       32,800       451,000        0.2%
Inter-Tel, Inc., Class A*               26,800       405,350        0.2%
McLeod, Inc.*                           16,700       542,750        0.3%
MRV Communications, Inc.*               44,500       967,875        0.5%
P-Com, Inc.*                            44,500       979,000        0.5%
Tel-Save Holdings, Inc.*                40,250     1,006,250        0.5%
---------------------------------------------------------------------------
         Total Telecommunications                 11,819,924
---------------------------------------------------------------------------
TEXTILES & SHOES .. 2.8%
---------------------------------------------------------------------------
Tommy Hilfiger Corp.*                  108,500     5,642,000        2.8%
---------------------------------------------------------------------------
TOBACCO .. 0.3%
---------------------------------------------------------------------------
Consolidated Cigar Holdings, Inc.*      25,000       681,250        0.3%
---------------------------------------------------------------------------
         Total Common Stock (Cost $110,918,705)  183,670,243

  P-I-C
  -----
 SMALL CAP.                   STATEMENT OF NET ASSETS
 ----------                   as of October 31, 1996
 PORTFOLIO
 ---------


------------------------------------------------------------------------
                                                           Percentage of
SHORT-TERM SECURITIES - 8.6%        Shares        Value      Net Assets
------------------------------------------------------------------------
COMMERCIAL PAPER .. 7.5%
------------------------------------------------------------------------
American Express Credit Corp.,
   5.26%, 11/14/96               $6,000,000  $  6,000,000        3.0%
Ford Motor Credit Co., 5.26%,
   11/14/96                       6,000,000     6,000,000        3.0%
Prudential Funding Corp.,
   5.30%, 11/12/96                3,000,000     3,000,000        1.5%
------------------------------------------------------------------------
         Total Commercial Paper
         (Cost $15,000,000)                    15,000,000        7.5%
------------------------------------------------------------------------
REPURCHASE AGREEMENT .. 1.1%
------------------------------------------------------------------------
Lehman Brothers On-Line
Repurchase Agreement, 5.04%,
dated 12/13/93, due 11/1/96
(Collateralized by $2,193,996
U.S. Treasury Bill, 5.09%, due
4/3/97) (Cost $2,130,300)         2,130,300     2,130,300        1.1%
------------------------------------------------------------------------
         Total Investments
         (Cost $128,049,005)                  200,800,543       99.8%

  P-I-C
  -----
 SMALL CAP.                   STATEMENT OF NET ASSETS
 ----------                   as of October 31, 1996
 PORTFOLIO
 ---------


---------------------------------------------------------------------------
                                                              Percentage of
OTHER ASSETS - 1.1%                           Value             Net Assets
---------------------------------------------------------------------------
Cash                                            $         69
Receivables:
   Investment securities sold                      2,198,028
   Dividends and interest                             68,439
Shares of beneficial interest sold                     7,218
Deferred organization costs                           20,001
Other assets                                          13,254
---------------------------------------------------------------------------
         Total other assets                        2,307,009        1.1%
---------------------------------------------------------------------------
LIABILITIES - (0.9%)
---------------------------------------------------------------------------
Payable for investment securities purchased        1,534,102
Shares of beneficial interest redeemed                70,416
Deferred Trustees' compensation (Note 3)               7,713
Accrued expenses                                     194,645
---------------------------------------------------------------------------
         Total liabilities                         1,806,876      (0.9)%
---------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                       $201,300,676      100.0%
---------------------------------------------------------------------------


*Non-income producing security.


See Notes to Financial Statements.

  P-I-C
SMALL CAP           STATEMENT OF OPERATIONS
PORTFOLIO           Year ended October 31, 1996

================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
--------------------------------------------------------------------------------
      Dividends                                                    $    108,873
      Interest                                                          593,787
      Other                                                               4,857
--------------------------------------------------------------------------------
      Total income                                                      707,517
================================================================================
Expenses:
--------------------------------------------------------------------------------
      Investment advisory fee (Note 3)                                1,395,748
      Administration fees                                               174,469
      Accounting services fee                                            79,887
      Custodian fee                                                      55,572
      Auditing fee                                                       20,499
      Trustees' fees                                                     17,134
      Legal fee                                                           4,000
      Amortization of organization costs                                  9,999
      Miscellaneous                                                      13,476
--------------------------------------------------------------------------------
      Total expenses                                                  1,770,784
      Less, reimbursement/waiver from Advisor (Note 3)                  (26,098)
--------------------------------------------------------------------------------
      Net expenses                                                    1,744,686
================================================================================
Net investment loss                                                  (1,037,169)

================================================================================
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
--------------------------------------------------------------------------------
      Net realized gain from security transactions                   14,963,528
      Change in net unrealized appreciation on
            investments for the period                               18,982,622
--------------------------------------------------------------------------------
Net gain on investments                                              33,946,150

================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                         $ 32,908,981
--------------------------------------------------------------------------------


See Notes to Financial Statements.

  P-I-C
SMALL CAP           STATEMENT OF CHANGES IN NET ASSETS
PORTFOLIO

================================================================================
INCREASE IN NET ASSETS
--------------------------------------------------------------------------------
                                                    Year              Year
                                                    ended             ended
From operations:                             October 31, 1996   October 31, 1995
--------------------------------------------------------------------------------
      Net investment loss                        $  (1,037,169)   $    (488,788)
      Net realized gain (loss) on
            investments                             14,963,528         (792,768)
      Change in net unrealized appreciation
            on investments                          18,982,622       39,983,109
--------------------------------------------------------------------------------
      Net increase in net assets resulting
            from operations                         32,908,981       38,701,553
================================================================================
Transactions in interests:
      Contributions by Holders                      57,035,094       12,662,902
      Withdrawals by Holders                       (18,975,416)      (5,287,514)
--------------------------------------------------------------------------------
      Net increase in net assets from
            transactions in interests               38,059,678        7,375,388
================================================================================
Total increase in net assets                        70,968,659       46,076,941

================================================================================
NET ASSETS:
--------------------------------------------------------------------------------
Beginning of year                                  130,332,017       84,255,076
--------------------------------------------------------------------------------
End of year                                      $ 201,300,676    $ 130,332,017
--------------------------------------------------------------------------------


See Notes to Financial Statements.

  P-I-C
SMALL CAP           SELECTED RATIO DATA
PORTFOLIO

==========================================================================================================
                                         Year               Year              Year        Sept. 30, 1993*
                                         ended              ended             ended          through
                                      Oct. 31, 1996     Oct. 31, 1995     Oct. 31, 1994    Oct. 31, 1993
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:++
      Operating expenses                   1.00%             1.00%             1.00%             1.00%+
      Net investment loss                  (.59%)            (.51%)            (.49%)            (.79%)+

Portfolio turnover rate                   53.11%            45.45%            63.89%             6.06%

Average commission rate paid**         $ 0.0307                --                --                --

*Commencement of Operations.

++Net of expense reimbursements equivalent to 0.01%, 0.07%, 0.10% and 0.11% of average net assets, respectively.

+Annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

[ P-I-C LOGO ]          P-I-C                NOTES TO FINANCIAL STATEMENTS
                    INSTITUTIONAL
                    SMALL CAP FUND
              GROWTH FUND - BALANCED FUND

================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
         P-I-C Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust currently offers four separate series: P-I-C Institutional Balanced Fund, P-I-C Institutional Growth Fund, P-I-C Institutional Small Cap. Fund and P-I-C Small Cap. Growth Fund (included in another report) (each a "Fund" and collectively the "Funds"). The Funds invest substantially all of their assets in the respective Portfolios, a separate registered management investment company having the same investment objective as the Funds. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation. Each Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at
         Note 2A of the Portfolio's Notes to Financial Statements.

B. Investment Income and Dividends to Shareholders. Each Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

C. Federal Income Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes

[ P-I-C LOGO ]          P-I-C                NOTES TO FINANCIAL STATEMENTS
                    INSTITUTIONAL            CONTINUED
                    SMALL CAP FUND
              GROWTH FUND - BALANCED FUND

================================================================================

         estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund at the rate of 0.20% of the average daily net assets of the Fund.

         P-I-C has voluntarily taken to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:

         Balanced Fund                 1.05%
         Growth Fund                   1.25%
         Small Cap. Fund               1.45%

         The percentages are based on the Funds' average net assets. Fees waived and expenses reimbursed by PIC for the fiscal year ended October 31, 1996, were as follows:

                                 Waived         Reimbursed
                                  Fees           Expenses
                                  ----           --------
Balanced Fund                   $24,822            $58,485
Growth Fund                      55,034                  0
      Small Cap. Fund             3,105             38,198

         ICAC receives an annual fee for its services of $15,000 from each of the Funds.

         First Fund Distributors, Inc. (an affiliate of ICAC), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services.

[ P-I-C LOGO ]          P-I-C                NOTES TO FINANCIAL STATEMENTS
                    INSTITUTIONAL            CONTINUED
                    SMALL CAP FUND
              GROWTH FUND - BALANCED FUND

================================================================================

         On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended which is allocated amongst the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the plan.

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Additions and reductions in the investments in the respective Portfolios for the fiscal year ended October 31, 1996, were as follows:

                                   Additions       Reductions
Balanced Fund                    $   904,221       $ 2,068,351
Growth Fund                       17,595,463        48,668,710
Small Cap. Fund                   15,783,967        10,501,735

 P-I-C
BALANCED       NOTES TO FINANCIAL STATEMENTS
GROWTH
SMALL CAP
PORTFOLIOS

================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
         P-I-C Balanced and Growth Portfolios were organized on December 11, 1991 and P-I-C Small Cap. Portfolio was organized on March 22, 1993 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolios are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.


2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
         The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

B. Federal Income Taxes. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

C. Deferred Organization Expense. Organization costs of the Portfolios are being amortized on a straight line basis over a period of sixty months. During the amortization period the proceeds of any redemption of the original Interests in a Portfolio by any Holder thereof will be reduced by a pro rata portion of any then unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

 P-I-C
BALANCED       NOTES TO FINANCIAL STATEMENTS
GROWTH         CONTINUED
SMALL CAP
PORTFOLIOS

================================================================================
E. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
         Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolios. PIC and ICAC also provide management services necessary for the operations of the Portfolios and furnish office facilities.

         PIC receives from the Balanced Portfolio an investment advisory fee at the annual rate of 0.60% of its average net assets and 0.80% from each of the Growth and Small Cap. Portfolios. In addition, PIC has voluntarily taken to limit the expenses of the Balanced Portfolio to 0.80% of its average net assets and 1.00% for each of the Growth and Small Cap. Portfolios.

         Fees waived and expenses reimbursed by PIC for the fiscal year ended October 31, 1996, were as follows:

                                 Waived         Reimbursed
                                  Fees           Expenses
                                  ----           --------
         Balanced Fund          $74,462            $37,118
         Growth Fund             64,401                  0
         Small Cap. Fund         26,098                  0

         ICAC receives for its services a fee at the annual rate of 0.10% of the average net assets of the Portfolios. Fees paid to ICAC for the fiscal year ended October 31, 1996 are stated on the respective Portfolios' Statement of Operations.

         On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended which is allocated amongst the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the plan.

 P-I-C
BALANCED       NOTES TO FINANCIAL STATEMENTS
GROWTH         CONTINUED
SMALL CAP
PORTFOLIOS

================================================================================
4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
         The aggregate purchases and sales of investment securities, other than short-term obligations, for the fiscal year ended October 31, 1996, were as follows:

                                    Purchases           Sales
                                    ---------           -----
         Balanced Portfolio        $  6,529,557      $  7,457,719
         Growth Portfolio            79,868,941       207,453,803
         Small Cap. Portfolio       113,056,097        86,753,672

         The aggregate unrealized appreciation and depreciation of investment securities at October 31, 1996, based on costs for federal income tax purposes, were as follows:

                                      Tax             Gross             Gross
                                   Costs of        Unrealized        Unrealized
                                  Investments     Appreciation      Depreciation
                                  -----------     ------------      ------------
Balanced Portfolio              $  9,872,096       $ 2,599,725        $  100,413
Growth Portfolio                  87,227,654        28,844,763           755,960
Small Cap. Portfolio             128,049,005        75,710,254         2,958,716

 P-I-C
BALANCED       INDEPENDENT AUDITOR'S REPORT
PORTFOLIO

================================================================================

To the Board of Trustees of,
         and the holders of Interests in,
         P-I-C Balanced Portfolio

         We have audited the accompanying statement of net assets of P-I-C Balanced Portfolio as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of P-I-C Balanced Portfolio as of October 31, 1996, the results of its operations and the changes in its net assets for the periods indicated, in conformity with generally accepted accounting principles.


                                        /s/ McGladrey & Pullen, LLP


New York, New York
November 27, 1996

  P-I-C
 GROWTH        INDEPENDENT AUDITOR'S REPORT
PORTFOLIO

================================================================================

To the Board of Trustees of,
         and the holders of Interests in,
         P-I-C Growth Portfolio

         We have audited the accompanying statement of net assets of P-I-C Growth Portfolio as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of P-I-C Growth Portfolio as of October 31, 1996, the results of its operations and the changes in its net assets for the periods indicated, in conformity with generally accepted accounting principles.


                                        /s/ McGladrey & Pullen, LLP


New York, New York
November 27, 1996

  P-I-C
SMALLCAP.      INDEPENDENT AUDITOR'S REPORT
PORTFOLIO

================================================================================

To the Board of Trustees of,
         and the holders of Interests in,
         P-I-C Small Cap. Portfolio

         We have audited the accompanying statement of net assets of P-I-C Small Cap. Portfolio as of October 31, 1996, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of P-I-C Small Cap. Portfolio as of October 31, 1996, the results of its operations and the changes in its net assets for the periods indicated, in conformity with generally accepted accounting principles.


                                        /s/ McGladrey & Pullen, LLP


New York, New York
November 27, 1996

                        P-I-C
[ P-I-C LOGO ]      INSTITUTIONAL            INDEPENDENT AUDITOR'S REPORT
                  SMALL CAP FUNDS
              GROWTH FUND - BALANCED FUND

================================================================================

To the Board of Trustees of P-I-C Investment Trust and the Shareholders of:
         P-I-C Institutional Balanced Fund
         P-I-C Institutional Growth Fund
         P-I-C Institutional Small Cap. Fund

We have audited the accompanying statements of assets and liabilities as of October 31, 1996, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated of P-I-C Institutional Balanced Fund, P-I-C Institutional Growth Fund, and P-I-C Institutional Small Cap. Fund. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of P-I-C Institutional Balanced Fund, P-I-C Institutional Growth Fund and P-I-C Institutional Small Cap. Fund as of October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


                                        /s/ McGladrey & Pullen, LLP


New York, New York
November 27, 1996

                        P-I-C
[ P-I-C LOGO ]      INSTITUTIONAL            TRUSTEES AND OFFICERS
                  SMALL CAP FUNDS
              GROWTH FUND - BALANCED FUND

================================================================================

TRUSTEES AND OFFICERS - P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer

TRUSTEES AND OFFICERS - P-I-C PORTFOLIOS
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer

LEGAL COUNSEL - P-I-C INVESTMENT TRUST
--------------------------------------------------------------------------------
Shereff, Friedman, Hoffman & Goodman

LEGAL COUNSEL - P-I-C  PORTFOLIOS
--------------------------------------------------------------------------------
Heller, Ehrman, White & McAuliffe

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP

This report is intended for the information of shareholders of P-I-C Institutional Funds and should not be used as sales literature unless preceded or accompanied by a current prospectus.